TRADE RECEIVABLES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2025
Disclosure Trade Receivables and Other Current Assets [Abstract]
TRADE RECEIVABLES AND OTHER CURRENT ASSETS	TRADE RECEIVABLES AND OTHER CURRENT ASSETS
The company’s trade receivables and other current assets as at December 31 are as follows:

(MILLIONS)	2025	2024
Trade receivables	$532	$462
Collateral deposits(1)	150	196
Other short-term receivables	94	65
Income tax receivables	68	37
Short term deposits and advances	60	88
Prepaids and other	56	50
Inventory	32	35
	$992	$933
(1)    Collateral deposits are related to energy derivative contracts the company enters into in order to mitigate the exposure to wholesale market electricity prices on the future sale of uncontracted generation as part of the company’s risk management strategy.
As at December 31, 2025, 89% (2024: 86%) of trade receivables were current. The company does not expect issues with collectability of these amounts. Accordingly, as at December 31, 2025 and 2024 an allowance for doubtful accounts for trade receivables was not deemed necessary. Trade receivables are generally on 30-day terms and credit limits are assigned and monitored for all counterparties. In determining the recoverability of trade receivables, management performs a risk analysis considering the type and age of the outstanding receivables and the credit worthiness of the counterparties. Management also reviews trade receivable balances on an ongoing basis.
The company primarily receives payments monthly for invoiced PPA revenues and has no significant aged receivables as of the reporting date. Receivables from contracts with customers are reflected in Trade receivables.